Consolidated Statements of Comprehensive Profit or Loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Profit or Loss
Net profit / (loss) for the period	SFr (6,728,246)	SFr 7,055,787	SFr (10,556,227)	[1]
Items that will never be reclassified to profit and loss:
Share of other comprehensive loss of investments accounted for using the equity method	773,097	(164,101)
Remeasurements of retirement benefits obligation related to continuing operations	(214,577)	(202,389)	(25,357)
Remeasurements of retirement benefits obligation related to discontinued operations		(47,348)	(480,810)
Items that may be classified subsequently to profit or loss:
Exchange difference on translation of foreign operations	(514)	985	(2,000)
Other comprehensive income / (loss) for the period, net of tax	558,006	(412,853)	(508,167)
Total comprehensive profit / (loss) for the period	(6,170,240)	6,642,934	(11,064,394)
From continuing operations	(6,284,582)	(5,274,847)	(2,527,510)
From discontinued operations	SFr 114,342	SFr 11,917,781	SFr (8,536,884)

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented